Document and Entity Information	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	SSR Mining Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	001-35455
Entity Tax Identification Number	98-0211014
Entity Address, Address Line One	Suite 1300
Entity Address, Address Line Two	6900 E. Layton Ave.
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Country	US
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	292-1299
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares without par value
Trading Symbol	SSRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000921638
Amendment Flag	true
Amendment Description	SSR Mining Inc. (the “Company”) is filing this Current Report on Form 8-K/A (Amendment No. 1) (the “8-K/A”) in order to amend its previously filed Current Report on Form 8-K, as filed with the Securities and Exchange Commission on June 8, 2023 (the “Initial 8-K”), which announced Mr. A.E. Michael Anglin’s decision to retire from the Board of Directors (the “Board”) and not stand for re-election at the Company’s 2024 Annual Meeting of Shareholders (the “2024 AGM”). The 8-K/A solely relates to the update of Mr. Anglin’s decision to remain on the Board and stand for re-election at the 2024 AGM and the Company is not updating any other information pertaining to any other matter disclosed in the Initial 8-K.